13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 09/30/2005
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: September 30, 2005
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 65
From 13F Information Table Value Total (USD):  172,228,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

3m Company		COM	604059105	289	3933	SH		Sole
Abbott Labs		COM	002824100	1193	28143	SH		Sole
Aflac Inc.		COM	001055102	4624	102068	SH		Sole
Altria Group		COM	718154107	1475	20013	SH		Sole
American Express	COM	025816109	8630	150246	SH		Sole
American Int'l Group	COM	026874107	17575	283656	SH		Sole
Anheuser Busch		COM	035229103	2882	66970	SH		Sole
Bank Of Amer		COM	060505104	1028	24409	SH		Sole
Bank Of New York	COM	064057102	216	7352	SH		Sole
Beckman Coulter Inc	COM	075811109	2042	37825	SH		Sole
Berkshire Hathaway	COM	084670991	1558	19	SH		Sole
Berkshire Hathaway B	COM	084670207	13811	5057	SH		Sole
Bp Plc Adr		COM	055622104	596	8414	SH		Sole
Chevron			COM	166764100	416	6428	SH		Sole
Chubb			COM	171232101	306	3420	SH		Sole
Citigroup Inc		COM	172967101	1496	32854	SH		Sole
Coca-Cola		COM	191216100	2603	60257	SH		Sole
Colgate Palmolive	COM	194162103	6836	129488	SH		Sole
Comcast A		COM	200300200	428	14584	SH		Sole
Comcast Corp A		COM	200300200	10504	364975	SH		Sole
Costco Wholesale	COM	22160K105	6688	155213	SH		Sole
Diageo (Guinness)	COM	25243q205	4934	85050	SH		Sole
Disney			COM	254687106	1128	46763	SH		Sole
Emerson Electric	COM	291011104	1044	14536	SH		Sole
Exxon Mobil		COM	302290101	2629	41370	SH		Sole
Fannie Mae		COM	313586109	3685	82219	SH		Sole
Florida East Coast Inds	COM	340632108	209	4609	SH		Sole
Freddie Mac		COM	313400301	1304	23102	SH		Sole
General Electric	COM	369604103	9539	283323	SH		Sole
Gillette		COM	375766102	1876	32242	SH		Sole
Golden Eagle Int'l	COM	380961102	2	100000	SH		Sole
H & R Block		COM	093671105	376	15670	SH		Sole
Hartford Fincl Svcs 	COM	416515104	234	3026	SH		Sole
Home Depot		COM	437076102	1387	36356	SH		Sole
I.B.M.			COM	459200101	368	4585	SH		Sole
Johnson & Johnson	COM	478160104	2566	40551	SH		Sole
Keycorp Inc		COM	493267108	693	21496	SH		Sole
MarchFirst Inc		COM	566244109	0	83415	SH		Sole
Mercury General Corp	COM	589400100	3613	60231	SH		Sole
Microsoft		COM	594918104	445	17279	SH		Sole
Moody's Corp		COM	615369105	1365	26720	SH		Sole
Nestle Sa Rep Adr	COM	641069406	294	4000	SH		Sole
Pepsico Inc.		COM	713448108	1993	35144	SH		Sole
Pfizer			COM	717081103	8035	321802	SH		Sole
Potlatch Corp		COM	737628107	500	9600	SH		Sole
Procter & Gamble	COM	742718109	1490	25060	SH		Sole
Rayonier Inc		COM	754907103	409	7099	SH		Sole
Royal Dutch Shell A	COM			802	12211	SH		Sole
Schering-Plough		COM	806605101	241	11442	SH		Sole
Sherwin Williams	COM	824348106	355	8050	SH		Sole
St Joe			COM	790148100	999	16000	SH		Sole
Sun Life Financial	COM	866796105	540	14399	SH		Sole
Time Warner Inc		COM	887315109	8602	475006	SH		Sole
U.S. Bancorp Del	COM	902973106	2917	103898	SH		Sole
United Technologies	COM	913017109	2438	47024	SH		Sole
Ust Inc Com		COM	902911106	460	11000	SH		Sole
Viacom Inc Cl B		COM			1826	55306	SH		Sole
Walmart			COM	931142103	5118	116785	SH		Sole
Washington Post		COM	939640108	970	1208	SH		Sole
Wells Fargo & Co.	COM	949746101	2012	34346	SH		Sole
Wesco Financial		COM	950817106	1223	3575	SH		Sole
Weyerhaeuser Co		COM	962166104	2158	31391	SH		Sole
Wr Berkley Corp		COM	084423102	5709	144610	SH		Sole
Wyeth/Amer Home		COM	026609107	273	5906	SH		Sole
Morgan Stanley DW Adj 31COM			273	18900	SH		Sole